Employee Benefit Plans - Changes in Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in benefit obligation
Benefit obligation at beginning of year	$ 2,278,043	$ 2,435,765
Service cost	9,558	10,410	$ 8,459
Interest cost	97,441	88,247	96,651
Plan participants’ contributions	2,246	2,466
Actuarial loss (gain)	246,352	(122,556)
Foreign currency exchange rate changes	9,073	(18,416)
Gross benefits paid	(119,789)	(118,643)
Plan amendments	3,327	0
Curtailments	(6,569)	0
Settlements	(67,831)	0
Special termination costs	42,757	0
Acquired plans	1,992	770
Benefit obligation at end of year	$ 2,496,600	$ 2,278,043	$ 2,435,765